Share-Based Payments - Options (Details) (USD $)	1 Months Ended		12 Months Ended
	Oct. 31, 2012	Oct. 31, 2009	Sep. 30, 2014	Sep. 30, 2013	Sep. 30, 2012
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Options Outstanding - Intrinsic Value			$ 3,900,000
Exercises in Period - Total Intrinsic Value			9,600,000	15,700,000	3,400,000
Employee Service Share-based Compensation, Nonvested Awards, Compensation Not yet Recognized, Stock Options			$ 0
Weighted Average Remaining Contractual Term			4 years 10 months 24 days
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding [Roll Forward]
Outstanding on October 1, 2013 (shares)			240,000
Outstanding on October 1, 2013 (Weighted Average Exercise Price) ($ per share)			$ 59.57
Exercised (shares)			170,000
Exercised (Weighted Average Exercise Price) ($ per share)			$ 57.38
Outstanding on September 30, 2014 (shares)			70,000	240,000
Outstanding on September 30, 2014 (Weighted Average Exercise Price) ($ per share)			$ 65.14	$ 59.57
Exercisable on September 30, 2014 (shares)			70,000
Exercisable on September 30, 2014 (Weighted Average Exercise Price) ($ per share)			$ 65.14
Stock Options [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Grants in Period (shares)		266,750	0	0	0
Vested in Period (Shares)	215,500
Maximum Term of Award			10 years